SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions for Binomial Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility			86.00%
Risk-free interest			0.51%
Expected term	6 years 3 months	6 years 3 months	7 years
Forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	77.00%	76.00%
Risk-free interest	1.40%	0.70%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	78.00%	79.00%
Risk-free interest	4.00%	1.30%